Wilshire Asset Management - 13F Filing, 3/31/99
Form 13F COVER PAGE

Report for the Quarter Ended:  3/31/99

Institutional Manager Filing This Report:

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA  90401

Form 13F File Number 28-1740

Person Signing This Report on Behalf of the Reporting Manager



Name:  Thomas D. Stevens, CFA
Title:     Managing Head
Phone:  310.451.3051

Type of Report:  13F Holdings Report

Date of Edgar File transmission:  5/3/99ehalf of the Reporting Ma